Subsequent Events (Project Renewal) (Details)	12 Months Ended
Dec. 31, 2011
Subsequent Event [Line Items]
Number of Operating Groups in 2011	3
Number of Operating Groups in 2012	2
Number of Global Business Units in 2011	13
Number of Global Business Units in 2012	9